Based solely on our review of Forms 3, 4 and 5 and amendments thereto available to us and other information obtained from our trustees, officers, and certain 10% stockholders or otherwise available to us, we believe that no trustee, officer, or beneficial owner of more than 10% of our shares failed to file on a timely basis a report required pursuant to Section
16(a) of the Exchange Act with respect to 2018, with the exception of one report on Form 3 for Mr. Wiebolt, which was filed nine days late due to an administrative error.